Finance expenses (Tables)	12 Months Ended
Dec. 31, 2023
Finance Expenses
Schedule of Finance Expenses

	For the year ended December 31
	2023	2022	2021
	NIS in thousands

Interest in respect of loan from related party	-	-	43
Expenses in respect of fees and interest	23,493	14,059	4,627
Exchange differences	554	-	4,536
Interest expense in respect of lease liability	726	630	375
Other	828	266	-
Total finance expenses	25,601	14,955	9,581